Processing System Intrusion (Details) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Unusual Items [Abstract]
Cumulated expenses		$ 114,200
Insurance recoveries		27,000
Processing system intrusion	$ 0	$ (7,000)	$ 36,775